Schedule of Compensation Options (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023 USD ($)
April Two Thousand Twenty Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value	$ 264,435